SUPPLEMENT DATED DECEMBER 15, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

NOTICE OF LIQUIDATION OF THE ESG DIVERSIFIED PORTFOLIO

AND THE ESG DIVERSIFIED GROWTH PORTFOLIO

At a meeting held on December 10, 2025, the Board of Trustees (the “Board”) approved plans of liquidation (together, the “Plan”) for the ESG Diversified Portfolio and the ESG Diversified Growth Portfolio (the “Liquidating Funds”), each a series of Pacific Select Fund (the “Trust”), and submission of the Plan to the beneficial owners of the Liquidating Funds, including contract owners of variable life insurance policies and variable annuity contracts who have selected the Liquidating Funds for investment through those policies or contracts and therefore have a beneficial interest in shares of the Liquidating Funds. The liquidation of each of the Liquidating Funds (the “Liquidation”) will occur only if the Plan is approved by the respective contract owners. Proxy materials describing the Plan and the rationale for the Liquidation will be sent to shareholders of the Liquidating Funds on or about January 20, 2026. No assurance can be given that shareholder approval will occur. If approved, the Liquidation is expected to occur on or about May 1, 2026, or such other date as an officer of the Trust shall determine (the “Liquidation Date”).

In order to convert all portfolio securities of the Liquidating Funds to cash or cash equivalents in preparation for the Liquidation, the Liquidating Funds are expected to deviate from their investment goal and investment strategies until they are liquidated on the Liquidation Date. For example, short-term money market or other instruments may be held by the Liquidating Funds in anticipation of the Liquidation and these investments will not perform in the same manner as investments held by the Liquidating Funds under normal circumstances.

Any assets that remain in the Liquidating Funds on the Liquidation Date will be automatically reinvested in shares of the Fidelity VIP Government Money Market Fund in accordance with instructions from the insurance companies that sponsor the variable life insurance policies and variable annuity contracts for which the Liquidating Funds serve as investment options. Please refer to the Fidelity VIP Government Money Market Fund’s Prospectus and Statement of Additional Information, each dated April 30, 2025, as may be updated or supplemented, for information about the Fidelity VIP Government Money Market Fund.

Plan of Liquidation. Pursuant to the Plan, on the Liquidation Date the Liquidating Funds will distribute to their shareholders of record, as of the close of business on the Liquidation Date, all of the remaining assets of the Liquidating Funds in complete cancellation and redemption of all of the outstanding shares of the Liquidating Funds, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Liquidating Funds on their books on the Liquidation Date, including, but not limited to, income, dividends, and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the Board shall reasonably deem to exist against the assets of the Liquidating Funds on their books.

Purchases and Transfers into the Fund. Purchases and transfers into the Liquidating Funds will not be accepted after the close of business on April 27, 2026 for new or existing contract owners of variable life insurance policies and variable annuity contracts.

Transfers out of the Fund. Contract owners may transfer out of the Liquidating Funds into any other investment options available under their respective contracts at any time prior to the Liquidation Date. Transfers out of the Liquidating Funds for at least 30 days prior to the Liquidation Date and transfers out of the Fidelity VIP Government Money Market Fund within 90 days after the Liquidation Date will not count as a transfer for purposes of transfer limitations under the policies or contracts. Please see the Trust’s Prospectus for information about other funds available for investment that are offered by the Trust. Please see your product prospectus for more information on transfers, including any restrictions on transfers into the Liquidating Fund before the Liquidation Date, and other investment options available under your policy or contract.

Disclosure Changes. Assuming the Liquidation of the Liquidating Funds occurs, all references to the Liquidating Funds in the Trust’s registration statement (including the Prospectus and Statement of Additional Information) will be deleted effective upon the Liquidation Date. Apart from the proxy materials, no further notification regarding the Liquidation will be sent, unless circumstances change from those described above.

Disclosure Changes to the Fund Summaries section

Total Return Portfolio (formerly named Managed Bond Portfolio) – In the Management subsection, information regarding Mark R. Kiesel is deleted. In addition, in the same subsection, the following is added in the “Portfolio Manager and Primary Title with Sub-Adviser” table:

Amit Arora, Executive Vice President and Portfolio Manager	Since 2025
Jelle Brons. CFA, Executive Vice President and Portfolio Manager	Since 2025

Focused Growth Portfolio – The Board of Trustees of the Focused Growth Portfolio approved a proposal to reclassify the Fund from “diversified” to “non-diversified.” This proposal is subject to approval by the shareholders of the Focused Growth Portfolio at a joint special shareholder meeting expected to be held on March 5, 2026. Proxy materials describing the proposal and the rationale for the proposal will be sent to shareholders of the Focused Growth Portfolio on or about January 20, 2026. No assurance can be given that shareholder approval will occur.

If approved, the reclassification would take effect as soon as practicable following the joint special shareholder meeting, and the Prospectus and Statement of Additional Information (“SAI”) will be updated as of that effective date to reflect the non-diversified status and the risks related to operating as a non-diversified fund as described below for prospectus disclosures and as described in the SAI supplement dated December 15, 2025 for SAI disclosures.

The following paragraph will be added prior to the last paragraph of the Principal Investment Strategies subsection:

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

In the Principal Risks subsection, Non-Diversification Risk will be added after Active Management Risk. The disclosure for this new risk is as follows:

●	Non-Diversification Risk: A fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.

Other than the proxy materials, assuming the proposed diversification change is approved by shareholders, no further notification will be sent to shareholders. However, if this change is not approved, the Fund will remain diversified and shareholders will be notified accordingly.

Large-Cap Growth Portfolio – The Board of Trustees of the Large-Cap Growth Portfolio approved a proposal to reclassify the Fund from “diversified” to “non-diversified.” This proposal is subject to approval by the shareholders of the Large-Cap Growth Portfolio at a joint special shareholder meeting expected to be held on March 5, 2026. Proxy materials describing the proposal and the rationale for the proposal will be sent to shareholders of the Large-Cap Growth Portfolio on or about January 20, 2026. No assurance can be given that shareholder approval will occur.

If approved, the reclassification would take effect as soon as practicable following the joint special shareholder meeting, and the Prospectus and Statement of Additional Information (“SAI”) will be updated as of that effective date to reflect the non-diversified status and the risks related to operating as a non-diversified fund as described below for prospectus disclosures and as described in the SAI supplement dated December 15, 2025 for SAI disclosures.

The following paragraph will be added prior to the last paragraph of the Principal Investment Strategies subsection:

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

In the Principal Risks subsection, Non-Diversification Risk will be added after Active Management Risk. The disclosure for this new risk is as follows:

●	Non-Diversification Risk: A fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Fund from being managed as though it were a diversified fund.

Other than the proxy materials, assuming the proposed diversification change is approved by shareholders, no further notification will be sent to shareholders. However, if this change is not approved, the Fund will remain diversified and shareholders will be notified accordingly.

International Growth Portfolio – Effective December 31, 2025, in the Management subsection, the following will be added in the “Portfolio Manager and Primary Title with Sub-Adviser” table:

Michael Feldman, CFA, Director, Portfolio Manager	Since 2025

Portfolio Optimization Aggressive-Growth Portfolio – In the Principal Risks from Holdings in Underlying Funds subsection, Non-Diversification Risk is added after Consumer Non-Cyclical Sector Risk. The disclosure for this new risk is as follows:

●	Non-Diversification Risk: A Portfolio Optimization Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases the risk that the Portfolio Optimization Underlying Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Portfolio Optimization Underlying Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent a Portfolio Optimization Underlying Fund from being managed as though it were a diversified fund.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Principal Risks section

Focused Growth Portfolio – Subject to shareholder approval, the following paragraph will be added prior to the last paragraph in the Principal Investment Strategies subsection:

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

In addition, in the Principal Risks subsection, Non-Diversification Risk will be added alphabetically.

Large-Cap Growth Portfolio – Subject to shareholder approval, the following paragraph will be added prior to the last paragraph in the Principal Investment Strategies subsection:

The Fund is classified as non-diversified, which means it may invest in a smaller number of issuers than a diversified fund.

In addition, in the Principal Risks subsection, Non-Diversification Risk will be added alphabetically.

Portfolio Optimization Aggressive Growth Portfolio – In the Principal Risks from Holdings in Portfolio Optimization Underlying Funds subsection, Non-Diversification Risk is added alphabetically.

Disclosure Changes to the About Management section

Effective December 31, 2025, in the table for ClearBridge Investments, LLC, the following will be added to the International Growth Portfolio subsection:

Michael Feldman, CFA	Director and Portfolio Manager of ClearBridge since 2025. He began his investment career in 2008 and has a BS from the State University of New York at Plattsburgh.

In the table for Pacific Investment Management Company LLC, information regarding Mark R. Kiesel is deleted. In addition, the following is added to the Total Return Portfolio (formerly named Managed Bond Portfolio) subsection:

Amit Arora	Member of PIMCO since 2009 and serving as a portfolio manager for the last 15 years. He has 27 years of investment experience and holds an MBA from NYU Stern School of Business and a B. Tech from the Indian Institute of Technology (IIT Bombay).
Jelle Brons, CFA	Member of PIMCO since 2005 and serving as a portfolio manager for the last 15 years. He has 23 years of investment experience and holds an MSc from the University of Amsterdam and an MSc from the ICMA Business School at the University of Reading.

SUPPLEMENT DATED DECEMBER 15, 2025

TO THE PACIFIC SELECT FUND STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 1, 2025 FOR THE CAPITAL APPRECIATION PORTFOLIO AND

DATED MAY 1, 2025 FOR ALL OTHER FUNDS

This supplement revises the Pacific Select Fund Statement of Additional Information dated October 1, 2025 for the Capital Appreciation Portfolio and dated May 1, 2025 for all other Funds (the “SAI”), as supplemented, and must be preceded or accompanied by the SAI. The changes in this supplement are currently in effect unless otherwise noted. Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

Focused Growth Portfolio and Large-Cap Growth Portfolio – On or about March 5, 2026, subject to shareholder approval, an asterisk (*) will be added next to the names of each of these Funds on the cover, denoting that each Fund is classified as non-diversified.

ADDITIONAL INVESTMENT STRATEGIES OF THE FUNDS

In the Focused Growth Portfolio section, the following will be added before the first paragraph.

The Fund is “non-diversified.”

In the Large-Cap Growth Portfolio section, the following will be added before the first paragraph.

The Fund is “non-diversified.”

ADDITIONAL INFORMATION ON UNDERLYING FUNDS

In the table of the ESG Underlying Funds in which the ESG Portfolios may invest, the BlackRock Sustainable Advantage Emerging Markets Equity Fund is renamed the BlackRock Sustainable Aware Emerging Markets Equity Fund.

ORGANIZATION AND MANAGEMENT OF THE TRUST

In the Management Information section, all information regarding Benjamin D. Wiesenfeld is deleted.

Also in the Management Information section, under the “Position(s) with the Trust and Length of Time Served” column in the Interested Persons table, information regarding Laurene E. MacElwee is deleted and replaced with the following:

Vice President since 12/13/11, Assistant Secretary since 4/04/05 and Chief Compliance Officer since 11/01/25

INFORMATION ABOUT THE MANAGERS

Effective December 31, 2025, in the Other Accounts Managed section, under ClearBridge’s portion of the table, the following will be added:

Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
ClearBridge
Michael Feldman [3]
Registered Investment Companies	None	N/A	None	N/A
Other Pooled Investment Vehicles	None	N/A	None	N/A
Other Accounts	None	N/A	None	N/A

3 Other Accounts Managed information as of September 30, 2025.

Also in the Other Accounts Managed section, under PIMCO’s portion of the table, all information regarding Mark R. Kiesel is deleted and the following is added:

Portfolio Manager(s)	Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Other Accounts Managed Paying Performance Fees	Total Assets of Other Accounts Managed Paying Performance Fees
PIMCO
Amit Arora [3]
Registered Investment Companies	7	$15,353,986,244	None	N/A
Other Pooled Investment Vehicles	22	$12,230,272,253	1	$111,200,414
Other Accounts	204	$38,093,942,238	2	$1,413,471,894

Jelle Brons [3]
Registered Investment Companies	5	$2,636,160,872	None	N/A
Other Pooled Investment Vehicles	39	$26,470,766,583	7	$13,828,135,492
Other Accounts	61	$98,997,976,405	10	$1,340,410,881

3 Other Accounts Managed information as of September 30, 2025.